Deferred Income Tax and income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities

(1)	The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2022 and 2023, is as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	398,710	￦	404,234
Deferred tax assets to be recovered after more than 12 months		1,907,690		1,824,099

Deferred tax assets before offsetting		2,306,400		2,228,333

Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months		(586,522)		(491,817)
Deferred tax liabilities to be recovered after more than 12 months		(2,108,438)		(2,116,346)

Deferred tax liabilities before offsetting		(2,694,960)		(2,608,163)

Deferred tax assets after offsetting	￦	579,090	￦	614,500

Deferred tax liabilities after offsetting	￦	967,650	￦	994,330

Summary of Movement in Deferred Income Tax Assets and Liabilities
(2)	The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Korean won)	2022
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures		(240,633)		(18,299)		3,748		(255,184)
Depreciation and impairment loss		(88,588)		(62,845)		—		(151,433)
Plan assets		(538,928)		(5,294)		1,322		(542,900)
Advanced depreciation provision		(339,005)		(182,934)		—		(521,939)
Contract assets		(493,917)		69,615		—		(424,302)
Financial assets at fair value through profit or loss		(336)		(73)		(11)		(420)
Financial assets at fair value through other comprehensive income		(47,521)		(71,396)		58,288		(60,629)
Others		(623,744)		(111,135)		(3,274)		(738,153)

Total	￦	(2,372,672)	￦	(382,361)	￦	60,073	￦	(2,694,960)

Deferred tax assets
Depreciation and impairment loss		225,821		(36,989)		—		188,832
Contract liabilities		148,454		(27,165)		—		121,289
Defined benefit liabilities		571,336		(22,423)		(67,055)		481,858
Provisions		172,871		(20,894)		(22)		151,955
Others		899,543		351,317		8,635		1,259,495

Total	￦	2,018,025	￦	243,846	￦	(58,442)	￦	2,203,429

Temporary difference, net		(354,647)		(138,515)		1,631		(491,531)
Tax credit carryforwards		134,417		(31,446)		—		102,971

Total net balance	￦	(220,230)	￦	(169,961)	￦	1,631	￦	(388,560)

(in millions of Korean won)	2023
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures		(255,184)		(7,821)		(7,225)		(270,230)
Depreciation and impairment loss		(151,433)		39,309		—		(112,124)
Plan assets		(542,900)		8,367		826		(533,707)
Advanced depreciation provision		(521,939)		3,859		—		(518,080)
Contract assets		(424,302)		2,478		—		(421,824)
Financial assets at fair value through profit or loss		(420)		461		43		84
Financial assets at fair value through other comprehensive income		(60,629)		(53)		(41,945)		(102,627)
Others		(738,153)		90,876		(2,378)		(649,655)

Total	￦	(2,694,960)	￦	137,476	￦	(50,679)	￦	(2,608,163)

Deferred tax assets
Depreciation and impairment loss		188,832		(71,689)		(397)		116,746
Contract liabilities		121,289		(9,311)		—		111,978
Defined benefit liabilities		481,858		(6,705)		40,838		515,991
Provisions		151,955		(5,784)		—		146,171
Others		1,259,495		(53,459)		2,141		1,208,177

Total	￦	2,203,429	￦	(146,948)	￦	42,582	￦	2,099,063

Temporary difference, net		(491,531)		(9,472)		(8,097)		(509,100)
Tax credit carryforwards		102,971		26,299		—		129,270

Total net balance	￦	(388,560)	￦	16,827	￦	(8,097)	￦	(379,830)

Summary of Tax Impacts Recognized Directly To Equity

(3)	The tax impacts recognized directly to equity as of December 31, 2021, 2022, and 2023, are as follows:

	December 31, 2021						December 31, 2022						December 31, 2023
(in millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	163,892	￦	(34,112)	￦	129,780	￦	(216,862)	￦	58,288	￦	(158,574)	￦	163,750	￦	(41,945)	￦	121,805
Gain (loss) on valuation of hedge instruments		6,916		(1,644)		5,272		(42,510)		11,180		(31,330)		(30,168)		7,555		(22,613)
Remeasurements of net defined benefit liabilities		74,518		(18,696)		55,822		247,162		(65,733)		181,429		(179,129)		41,664		(137,465)
Share of gain (loss) of associates and joint ventures, and others		(34,909)		9,097		(25,812)		(14,931)		3,748		(11,183)		28,715		(7,225)		21,490
Exchange differences on translation for foreign operations		683		(178)		505		23,316		(5,852)		17,464		32,376		(8,146)		24,230
Gain or loss on disposal of treasury stock		(15,657)		4,080		(11,577)		(59,308)		14,886		(44,422)		402		(101)		301

Total	￦	195,443	￦	(41,453)	￦	153,990	￦	(63,133)	￦	16,517	￦	(46,616)	￦	15,946	￦	(8,198)	￦	7,748

Summary of Details of Income Tax Expense
(4)	Details of income tax expense for the years ended December 31, 2021, 2022 and 2023, are calculated as follows:

(in millions of Korean won)	2021		2022		2023
Current income tax expense	￦	289,471	￦	335,796	￦	347,265
Impact of change in deferred taxes		229,545		169,961		(16,827)

Income tax expense	￦	519,016	￦	505,757	￦	330,438

Summary of Tax on the Group's Profit Before Tax

(5)	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(in millions of Korean won)	2021		2022		2023
Profit before income tax expense	￦	1,978,411	￦	1,891,392	￦	1,302,620

Statutory income tax expense	￦	533,701	￦	509,771	￦	333,530
Tax effect
Income not taxable for taxation purposes		(4,307)		(47,550)		(30,106)
Non-deductible expenses		20,570		53,398		26,723
Tax credit		(31,517)		(54,895)		(78,459)
Additional payment of income taxes		(221)		11,744		(4,991)
Adjustments in deferred tax from changes in tax rate		—		(41,545)		564
Tax effect and adjustment on consolidation
Goodwill impairment		—		5,809		106,010
Eliminated dividend income form subsidiaries		7,264		—		—
Changes of out-side tax effect		4,738		29,922		4,436
Intangible Asset impairment and amortization		796		5,276		5,892
Reversal expenses of contract cost assets		(2,932)		(4,800)		9,281
Acquisition and disposition of businesses		(5,128)		—		—
Others		(3,948)		38,627		(42,442)

Income tax expense	￦	519,016	￦	505,757	￦	330,438

Summary of deferred tax assets and liabilities that are not recognized

(6)	Details of deferred tax assets and liabilities that are not recognized as at December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	3,384,295	￦	3,520,173
Unused tax loss		103,326		203,200
Unused Tax credit		1,988		2,338
Others		387,084		437,238

Total	￦	3,876,693	￦	4,162,949

Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	857,076	￦	903,394
Others		216,660		211,201

Total	￦	1,073,736	￦	1,114,595

Summary of expected period of expiry for unused tax losses not recognized in deferred tax assets
(7)	The expected period of expiry for unused tax losses not recognized in deferred tax assets as of December 31, 2022 and 2023, is as follows:

(in millions of Korean won)	2022		2023
2023	￦	72,512	￦	4,484
2024		5,011		2,836
2025		3,701		2,086
2026		2,112		4,541
2027		2,534		2,473
2028		396		6,533
2029		617		743
2030		2,198		713
2031		1,360		756
2032		7,450		—
Atter 2033		5,435		178,035

Total	￦	103,326	￦	203,200